Schedule of Investments (unaudited) April 30, 2023	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

California — 1.6%

Tobacco — 1.6%
California County Tobacco Securitization Agency, RB, Series D, 0.00%, 06/01/55(a)	$4,680	$320,851

District of Columbia — 10.7%

Tobacco — 2.7%
District of Columbia Tobacco Settlement Financing Corp., RB, Series C, 0.00%, 06/15/55(a)	6,000	543,756

Transportation — 8.0%
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/37	1,500	1,592,597

Total Municipal Bonds in District of Columbia		2,136,353

Puerto Rico — 5.3%

State — 5.3%
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, Series A1, Restructured, 4.75%, 07/01/53	127	119,233
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A1, Restructured, 5.00%, 07/01/58	478	459,675
Series A-2, Restructured, 4.78%, 07/01/58	129	119,482
Series A-2, Restructured, 4.33%, 07/01/40	391	363,196

Total Municipal Bonds in Puerto Rico		1,061,586

Virginia — 99.8%

County/City/Special District/School District — 19.0%
Ballston Quarter Community Development Authority, TA, Series A, AMT, 5.38%, 03/01/36	235	186,838
City of Alexandria Virginia, GO, Series B, 4.00%, 12/15/52	1,375	1,375,787
City of Norfolk Virginia, Refunding GO, Series A, (SAW), 5.00%, 08/01/23(b)	500	502,192
Dulles Town Center Community Development Authority, Refunding SAB, 4.25%, 03/01/26	500	485,238
Lower Magnolia Green Community Development Authority, SAB, 5.00%, 03/01/35(c)	235	234,382
Virginia College Building Authority, RB, 4.00%, 02/01/42	1,000	1,018,054

		3,802,491

Education — 9.8%
Virginia College Building Authority, Refunding RB
(NPFGC), 5.25%, 01/01/26	315	326,878
(NPFGC), 5.25%, 01/01/31	1,000	1,125,372
Virginia Small Business Financing Authority, Refunding RB, 4.00%, 10/01/38	500	500,918

		1,953,168

Health — 26.2%
Danville Industrial Development Authority, Refunding RB, (AMBAC), 5.25%, 10/01/28(d)	430	445,309
Fairfax County Economic Development Authority, RB, Series A, 5.00%, 12/01/23(b)	500	505,217
Fairfax County Industrial Development Authority, RB, Series A, 5.00%, 05/15/44	450	455,210

Security	Par (000)	Value

Health (continued)
Henrico County Economic Development Authority, RB, Class A, 5.00%, 10/01/47	$1,000	$1,025,205
Henrico County Economic Development Authority, Refunding RB
4.25%, 06/01/26	145	141,497
4.00%, 10/01/50	250	216,264
Norfolk Redevelopment & Housing Authority, RB, Series B, 4.00%, 01/01/25	200	194,844
Rockingham County Economic Development Authority, Refunding RB, Series A, 3.00%, 11/01/46	820	631,856
Virginia Beach Development Authority, Refunding RB, 4.00%, 09/01/48	250	197,642
Winchester Economic Development Authority, Refunding RB
5.00%, 01/01/44	1,000	1,030,467
Series A, 5.00%, 01/01/24(b)	400	404,784

		5,248,295

Housing — 12.4%
Virginia Housing Development Authority, RB, M/F Housing
Series B, 4.00%, 06/01/53	625	582,477
Series B, 5.00%, 03/01/65	1,000	1,026,949
Series F, 5.25%, 10/01/38	250	250,226
Series G, 5.15%, 11/01/52	600	630,324

		2,489,976

State — 7.0%
Cherry Hill Community Development Authority, SAB, 5.40%, 03/01/45(c)	250	248,621
Virginia College Building Authority, RB, (SAW), 4.00%, 09/01/47	605	589,506
Virginia Resources Authority, RB, Class B, 5.25%, 11/01/47	500	558,193

		1,396,320

Tobacco — 7.0%
Tobacco Settlement Financing Corp., Refunding RB
Series B-1, 5.00%, 06/01/47	985	924,208
Series B-2, Convertible, 5.20%, 06/01/46	500	484,797

		1,409,005

Transportation — 6.6%
Fairfax County Economic Development Authority, RB, 5.00%, 04/01/36	775	834,473
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/52	500	495,054

		1,329,527

Utilities — 11.8%
City of Richmond Virginia Public Utility Revenue, RB, Series A, 3.00%, 01/15/45	500	414,582
County of Henrico Virginia Water & Sewer Revenue, Refunding RB, 5.00%, 05/01/26(b)	1,065	1,135,527

1

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Fairfax County Water Authority, RB, 4.00%, 04/01/47	$500	$501,748
Fairfax County Water Authority, Refunding RB, 5.00%, 04/01/44	300	316,786

		2,368,643

Total Municipal Bonds in Virginia		19,997,425

Total Municipal Bonds — 117.4% (Cost: $23,594,002)		23,516,215

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

Virginia — 19.2%

County/City/Special District/School District — 19.2%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	4,000	3,836,514

Total Municipal Bonds in Virginia		3,836,514

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 19.2% (Cost: $3,868,380)		3,836,514

Total Long-Term Investments — 136.6% (Cost: $27,462,382)		27,352,729

	Shares

Short-Term Securities

Money Market Funds — 29.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.27%(f)(g)	5,920,910	5,920,318

Total Short-Term Securities — 29.5% (Cost: $5,920,380)		5,920,318

Total Investments — 166.1% (Cost: $33,382,762)		33,273,047

Other Assets Less Liabilities — 1.7%		326,141

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.1)%		(2,019,542)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (57.7)%		(11,553,148)

Net Assets Applicable to Common Shares — 100.0%		$20,026,498

(a)	Zero-coupon bond.
(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$1,930,770	$3,989,855	(a)	$—	$297	$(604)	$5,920,318	5,920,910	$43,623	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Virginia Municipal Bond Trust (BHV)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	3	06/21/23	$346	$(5,071)
U.S. Long Bond	7	06/21/23	923	(20,782)
5-Year U.S. Treasury Note	4	06/30/23	440	(6,504)

				$(32,357)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$23,516,215	$—	$23,516,215
Municipal Bonds Transferred to Tender Option Bond Trusts	—	3,836,514	—	3,836,514
Short-Term Securities
Money Market Funds	5,920,318	—	—	5,920,318

	$5,920,318	$27,352,729	$—	$33,273,047

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(32,357)	$—	$—	$(32,357)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(2,000,000)	$—	$(2,000,000)
VRDP Shares at Liquidation Value	—	(11,600,000)	—	(11,600,000)

	$—	$(13,600,000)	$—	$(13,600,000)

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Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Virginia Municipal Bond Trust (BHV)

Portfolio Abbreviation

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

SAB	Special Assessment Bonds

SAW	State Aid Withholding

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	4